Long-term Borrowings - Summary of Long-term Borrowings (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of long-term borrowings [Line Items]
Long-term borrowings	€ 11,943	€ 11,251
Aegon N.V [member]
Disclosure of long-term borrowings [Line Items]
Long-term borrowings	1,801	1,832
Aegon N.V [member] | Not later than 1 year [member]
Disclosure of long-term borrowings [Line Items]
Long-term borrowings	500	500
Aegon N.V [member] | 1-5 years [member]
Disclosure of long-term borrowings [Line Items]
Long-term borrowings	82	84
Aegon N.V [member] | Over 10 years [member]
Disclosure of long-term borrowings [Line Items]
Long-term borrowings	€ 1,219	€ 1,248